TAXES ON INCOME (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current liabilities	$ (2,355)	$ (2,509)
Non-current liabilities	(738)	(735)
Net deferred tax liabilities	$ (3,093)	$ (3,244)